Events After the Reporting Period - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Events After Reporting Period [Abstract]
Events After the Reporting Period	21. Events after the reporting period On January 14, 2026, the Company granted 3,851,136,696 share options to employees, consultants and directors pursuant to its existing share-based payment plans.
Total number of shares issued	35,850,321	142,037	52,860